Financial Instruments (Tables)	3 Months Ended
Dec. 27, 2013
Financial Instruments, Owned, at Fair Value [Abstract]
Assets measured at fair value on a recurring basis
The following table presents the Company's hierarchy for its assets measured at fair value on a recurring basis as of December 27, 2013 and September 27, 2013:

				Consolidated Balance Sheet Classification
	As of December 27, 2013			Prepaids and Other Current Assets	Other Assets
($ in millions)	Level 1	Level 2	Total
Available-for-Sale Securities:
Corporate debt securities	$—	$27	$27	$8	$19
U.S. Government debt securities	116	20	136	36	100
Total	$116	$47	$163	$44	$119

				Consolidated Balance Sheet Classification
	As of September 27, 2013			Prepaids and Other Current Assets	Other Assets
($ in millions)	Level 1	Level 2	Total
Available-for-Sale Securities:
Corporate debt securities	$—	$34	$34	$11	$23
U.S. Government debt securities	171	38	$209	89	120
Total	$171	$72	$243	$100	$143